PLANT AND EQUIPMENT, NET (Details Narrative) - USD ($)	3 Months Ended
	Mar. 31, 2023	Mar. 31, 2022
Property, Plant and Equipment [Abstract]
Depreciation	$ 4,635	$ 10,814